Financial Risk Management - Summary of Decrease in Interbank Interest Rates (Basis Points) (Detail) $ in Thousands	Dec. 31, 2022 MXN ($)
Likely (25 bps) [Member]
Disclosure Of Information About Terms And Conditions Of Hedging Instruments And How They Affect Future Cash Flows [Line Items]
Derivative, value or contract	$ (23,699)
Possible (50 bps) [Member]
Disclosure Of Information About Terms And Conditions Of Hedging Instruments And How They Affect Future Cash Flows [Line Items]
Derivative, value or contract	(47,584)
Stress (100 bps) [Member]
Disclosure Of Information About Terms And Conditions Of Hedging Instruments And How They Affect Future Cash Flows [Line Items]
Derivative, value or contract	(95,920)
Cash flow hedges [member] | Likely (25 bps) [Member]
Disclosure Of Information About Terms And Conditions Of Hedging Instruments And How They Affect Future Cash Flows [Line Items]
Derivative, value or contract	(23,699)
Cash flow hedges [member] | Possible (50 bps) [Member]
Disclosure Of Information About Terms And Conditions Of Hedging Instruments And How They Affect Future Cash Flows [Line Items]
Derivative, value or contract	(47,584)
Cash flow hedges [member] | Stress (100 bps) [Member]
Disclosure Of Information About Terms And Conditions Of Hedging Instruments And How They Affect Future Cash Flows [Line Items]
Derivative, value or contract	$ (95,920)